Note 18 - Commitments And Credit Risk (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Letters of Credit Outstanding, Amount	$ 13,930,000	$ 14,233,000
Commitments to Originate Fixed-Rate Mortgages [Member]
Other Commitment	9,217,000	10,955,000
Unused Lines of Credit to Borrowers [Member] | Commercial Loans [Member]
Other Commitment	33,897,000	36,931,000
Unused Lines of Credit to Borrowers [Member] | Open-End Consumer Lines [Member]
Other Commitment	15,306,000	17,625,000
Confirming Letters of Credit From FHLB [Member]
Letters of Credit Outstanding, Amount	$ 9,934,000	$ 10,656,000